Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Entity Registrant Name	Dynagas LNG Partners LP
Entity Central Index Key	0001578453
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Address Country	MH
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Common Limited Partner
Document Information
Security 12b Title	Common units representing limited partnership interests
Trading Symbol	DLNG
Security Exchange Name	NYSE
Entity's units outstanding	35,490,000
Series A Preferred Stock
Document Information
Security 12b Title	9.00% Series A Cumulative Redeemable Preffered Units
Trading Symbol	DLNG PR A
Security Exchange Name	NYSE
Entity's units outstanding	3,000,000
Series B Preferred Stock
Document Information
Security 12b Title	8.75% Series B Fixed to Floating Rate Cumulative Redeembale Perpetual Preffered Units
Trading Symbol	DLNG PR B
Security Exchange Name	NYSE
Entity's units outstanding	2,200,000
General Partner
Document Information
Entity's units outstanding	35,526